Acquisition and Disposal - Schedule of Fair Value of the Purchase Price (Details) ¥ in Thousands	6 Months Ended
Dec. 31, 2025 CNY (¥)
Acquisition of Carve Group [Member]
Consideration transferred:
Stock consideration	¥ 2,102,028
Total fair value of purchase price	2,102,028
Acquisition of Real Prospect [Member]
Consideration transferred:
Stock consideration	1,043,547
Total fair value of purchase price	¥ 1,043,547